Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net earnings	$ 206,765	$ 282,588	$ 343,557
Adjustments to reconcile net earnings to cash from operating activities:
Depreciation and amortization	93,077	90,216	81,223
Gain on sale of power generating facilities			(52,923)
Gain from sale of fixed assets	(4,433)	(8,710)	(1,566)
Fixed asset impairment charge			5,600
Deferred income taxes	30,233	(24,560)	(1,558)
Pay-in-kind interest and accretion on notes receivable from affiliates	(13,642)	(11,936)	(10,584)
Loss (income) from affiliates	10,292	(30,707)	(26,621)
Dividends received from affiliates	11,340	785	1,813
Other investment income, net	(7,846)	(8,461)	(249)
Foreign currency exchange gain	(222)	(244)	(336)
Other	1,585	3,614	829
Changes in assets and liabilities, net of business acquired:
Receivables, net of allowance	(154,036)	(66,583)	(88,434)
Inventories	35,600	(64,943)	(118,731)
Other current assets	(12,642)	(18,167)	85,856
Current liabilities, exclusive of debt	(73,210)	93,246	(36,875)
Other, net	2,137	25,565	38,995
Net cash from operating activities	124,998	261,703	219,996
Cash flows from investing activities:
Purchase of short-term investments	(611,737)	(773,111)	(233,431)
Proceeds from the sale of short-term investments	625,414	755,141	220,823
Proceeds from the maturity of short-term investments	5,612	36,693	19,255
Short-term note receivable issued to affiliate, net			(30,096)
Principal payments received on notes receivable	18,079
Capital expenditures	(149,652)	(158,755)	(183,748)
Proceeds from the sale of fixed assets	14,538	15,906	4,882
Proceeds from the sale of power generating facilities			59,603
Advance payment on capital lease			(8,493)
Investments in and advances to affiliates, net	(39,485)	(24,927)	(18,533)
Long-term notes receivable issued to affiliate	(17,531)	(81,231)	(13,037)
Principal payments received on long-term notes receivable from affiliates	81,397	1,139	2,827
Purchase of long-term investments	(4,357)	(9,789)	(4,696)
Acquisition of business, net of cash acquired		(3,186)
Other, net	(291)	849	1,394
Net cash from investing activities	(78,013)	(241,271)	(183,250)
Cash flows from financing activities:
Notes payable to banks, net	41,092	12,592	(62,510)
Proceeds from the issuance of long-term debt		32,682	64,967
Principal payments of long-term debt	(53,756)	(43,947)	(1,476)
Repurchase of common stock	(23,578)	(26,830)	(9,971)
Dividends paid		(14,376)
Partial purchase of noncontrolling interest in a consolidated subsidiary	(515)	(3,045)
Dividends paid to noncontrolling interests	(225)	(36)	(148)
Other, net	(676)	492	452
Net cash from financing activities	(37,658)	(42,468)	(8,686)
Effect of exchange rate change on cash	(1,923)	(1,823)	2,326
Net change in cash and cash equivalents	7,404	(23,859)	30,386
Cash and cash equivalents at beginning of year	47,651	71,510	41,124
Cash and cash equivalents at end of year	$ 55,055	$ 47,651	$ 71,510